CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current
Cash and cash equivalents	$ 10,502,379	$ 8,176,313
Investment in trading securities	4,345,696	3,221,598
Prepaids	216,652	186,994
Inventory	1,817,594	1,160,986
Total current assets	16,882,321	12,745,891
Restricted cash	296,322	296,322
Equipment, net	562,426	447,416
Mineral properties	734,422	734,422
TOTAL ASSETS	18,475,491	14,224,051
Current
Accounts payable and accrued liabilities	872,280	1,805,618
Due to related parties	134,904	90,602
Warrant liability	335,926	0
Derivative liability	95,385	0
Asset retirement obligation	101,827	94,885
Total current liabilities	1,540,322	1,991,105
Total liabilities	1,540,322	1,991,105
Commitment and contingencies
Equity
Capital stock Authorized - 250,000,000 common shares with a par value of $0.001 Issued and outstanding 46,682,117 common shares (December 31, 2024 - 45,994,517 common shares)	46,682	45,995
Additional paid in capital	32,461,400	31,667,831
Shares in treasury	(91,236)	(17,239)
Accumulated deficit	(16,152,481)	(19,835,914)
Total Xtra-Gold Resources Corp. stockholders' equity	16,264,365	11,860,673
Non-controlling interest	670,804	372,273
Total equity	16,935,169	12,232,946
TOTAL LIABILITIES AND EQUITY	$ 18,475,491	$ 14,224,051